SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Concentration and risk (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Concentration and risk
Revenues	¥ 4,307,865,498	$ 616,016,573	¥ 3,288,296,344	¥ 2,651,757,646
Credit loss allowance	0
Cost of goods and services | Supplier concentration | Supplier Y
Concentration and risk
Purchases from suppliers			¥ 322,251,970	¥ 286,132,811
Concentration risk (as a percent)			12.00%	16.00%
Revenue | Customer concentration | Customer A
Concentration and risk
Revenues	¥ 731,464,019		¥ 527,366,534	¥ 319,208,693
Concentration risk (as a percent)	17.00%	17.00%	16.00%	12.00%